Leases (Details 1) $ in Thousands	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Total	$ 1,050
Short-term lease liability	207
Long-term lease liability	688
Less than one year [Member]
Statement Line Items [Line Items]
Total	210
One to five years [Member]
Statement Line Items [Line Items]
Total	$ 840